Schedule of Investments
(unaudited)
July 31, 2023
BlackRock U.S. Impact Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Automobile Components — 1.7%
Aptiv plc
(a)
........................ 904 $ 98,979
Automobiles — 1.7%
Tesla, Inc.
(a)
....................... 370 98,949
Biotechnology — 1.6%
Exact Sciences Corp.
(a)
............... 944 92,078
Broadline Retail — 1.0%
Etsy, Inc.
(a)
....................... 572 58,144
Building Products — 7.7%
AZEK Co., Inc. (The), Class A
(a)
......... 5,822 181,646
Trane Technologies plc ............... 726 144,794
Zurn Elkay Water Solutions Corp. ........ 3,954 120,360
446,800
Commercial Services & Supplies — 1.2%
Clean Harbors, Inc.
(a)
................ 424 70,494
Construction & Engineering — 2.8%
Quanta Services, Inc. ................ 794 160,086
Consumer Staples Distribution & Retail — 4.4%
Grocery Outlet Holding Corp.
(a)
.......... 3,662 122,494
North West Co., Inc. (The) ............. 5,309 129,237
251,731
Containers & Packaging — 5.3%
Ball Corp. ........................ 2,119 124,364
Crown Holdings, Inc. ................ 1,950 180,882
305,246
Diversified Consumer Services — 6.7%
(a)
Duolingo, Inc., Class A ............... 404 62,697
Grand Canyon Education, Inc. .......... 1,356 147,194
Stride, Inc. ....................... 4,581 175,040
384,931
Electric Utilities — 5.3%
Avangrid, Inc. ..................... 3,392 125,775
NextEra Energy, Inc. ................ 2,452 179,732
305,507
Electronic Equipment, Instruments & Components — 1.6%
Trimble, Inc.
(a)
..................... 1,711 92,052
Financial Services — 4.7%
Block, Inc., Class A
(a)
................ 1,948 156,872
Jack Henry & Associates, Inc. .......... 666 111,602
268,474
Health Care Equipment & Supplies — 12.1%
Boston Scientific Corp.
(a)
.............. 4,824 250,124
Hologic, Inc.
(a)
..................... 1,404 111,506
Inspire Medical Systems, Inc.
(a)
......... 485 139,588
STERIS plc ....................... 877 197,807
699,025
Security
Shares
Shares Value
Health Care Providers & Services — 3.3%
Encompass Health Corp. ............. 2,858 $ 188,714
Health Care Technology — 4.9%
(a)
Phreesia, Inc. ..................... 2,376 75,367
Veeva Systems, Inc., Class A ........... 1,013 206,875
282,242
Independent Power and Renewable Electricity Producers — 3.7%
Brookfield Renewable Corp. ........... 6,943 216,413
Life Sciences Tools & Services — 6.0%
Agilent Technologies, Inc. ............. 475 57,841
Danaher Corp. .................... 583 148,700
Pacific Biosciences of California, Inc.
(a)
.... 6,141 81,123
Thermo Fisher Scientific, Inc. ........... 108 59,255
346,919
Media — 0.6%
Cable One, Inc. .................... 47 34,025
Pharmaceuticals — 7.9%
Royalty Pharma plc, Class A ........... 8,110 254,492
Zoetis, Inc., Class A ................. 1,064 200,127
454,619
Professional Services — 4.0%
ICF International, Inc. ................ 1,956 230,006
Semiconductors & Semiconductor Equipment — 2.4%
Enphase Energy, Inc.
(a)
............... 113 17,157
Taiwan Semiconductor Manufacturing Co. Ltd.,
ADR ......................... 1,220 120,963
138,120
Software — 6.3%
(a)
Autodesk, Inc. ..................... 800 169,592
Instructure Holdings, Inc. .............. 4,548 123,569
Palo Alto Networks, Inc. .............. 286 71,489
364,650
Total Long-Term Investments — 96.9%
(Cost: $5,113,663) .............................. 5,588,204
Short-Term Securities
Money Market Funds — 3.6%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.16%
(b)(c)
................. 209,916 209,916
Total Short-Term Securities — 3.6%
(Cost: $209,916) ................................ 209,916
Total Investments — 100.5%
(Cost: $5,323,579 ) .............................. 5,798,120
Liabilities in Excess of Other Assets — (0.5)% ............ (30,988)
Net Assets — 100.0% ..............................
$ 5,767,132
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock U.S. Impact Fund
3
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depre ciation)
Value at
07/31/23
Shares
Held at
07/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 65,973 $ 143,943
(a)
$ — $ — $ — $ 209,916 209,916 $ 981 $ —
SL Liquidity Series, LLC, Money
Market Series
(b)
.......... 113,331 — (113,348)
(a)
25 (8) — — 33
(c)
—
$ 25 $ (8) $ 209,916 $ 1,014 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock U.S. Impact Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 5,588,204 $ — $ — $ 5,588,204
Short-Term Securities
Money Market Funds ...................................... 209,916 — — 209,916
$ 5,798,120 $ — $ — $ 5,798,120
Portfolio Abbreviation
ADR American Depositary Receipts